Schedule of Provision For Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Provision for credit loss beginning
Provision for credit loss addition	13,283	103,182
Provision for credit loss ending	$ 13,283	$ 103,182